Income Taxes - Summary of Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Opening balance	$ 1,591
Reductions for tax positions of prior years	(415)
Reductions for expiration of statute of limitations	(88)
Unrecognized tax benefits	$ 1,088